Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net Sales	$ 86,251	$ 78,000
Cost of Goods Sold	62,247	48,375
Gross Profit	24,004	29,625
Operating Expenses
Research and development	2,764	2,689
General and administrative	41,566	10,621
Selling and marketing	13,671	9,848
Total Operating Expenses	58,001	23,158
(Loss) Income From Operations	(33,997)	6,467
Other Income (Expense)
Other income	40	1
Interest expense, net	(6,945)	(519)
Change in fair market value of warrant liability	5,446
Debt extinguishment	(4,824)
Total Other Expense	(6,283)	(518)
(Loss) Income Before Taxes	(40,280)	5,949
Income Tax (benefit) Expense	(709)	1,611
Net (Loss) Income	$ (39,571)	$ 4,338
(Loss) Earnings Per Share – Basic	$ (1.03)	$ 0.12
(Loss) Earnings Per Share – Diluted	$ (1.03)	$ 0.11
Weighted Average Number of Shares – Basic	38,565,307	35,579,137
Weighted Average Number of Shares – Diluted	38,565,307	37,742,337